Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Loss Per Common Share
Loss Per Common Share
Basic loss per common share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per common share is calculated using the treasury share method by giving effect to all potentially dilutive securities that were outstanding. Potentially dilutive options and warrants to purchase common stock that were outstanding during the periods presented were excluded from the diluted loss per share calculation because such shares had an anti-dilutive effect due to the net loss reported in those periods. Therefore, basic and diluted loss per common share is the same for each of the three and six months ended June 30, 2018 and 2017.
The following is the computation of loss per common share for the three and six months ended June 30, 2018 and 2017:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Net loss	$(6,825)	$(2,984)	$(12,334)	$(5,636)
Weighted-average basic and diluted common shares outstanding	39,454,821	190,084	39,406,324	179,995
Loss per share - basic and diluted	$(0.17)	$(15.70)	$(0.31)	$(31.31)

The outstanding securities presented below were excluded from the calculation of net loss per common share, because such securities would have been anti-dilutive due to the Company’s net loss per share during the periods ending on the dates presented:

	June 30,
	2018	2017
Options to purchase common stock	4,796,732	3,683,826
Warrants to purchase common stock	413,320	—

Loss Per Common Share
Basic loss per common share is calculated by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per common share is calculated using the treasury share method by giving effect to all potentially dilutive securities that were outstanding. Potentially dilutive options and warrants to purchase common stock that were outstanding during the periods presented were excluded from the diluted loss per share calculation because such shares had an anti-dilutive effect due to the net loss reported in those periods. Therefore, basic and diluted loss per common share is the same for each of the years ended December 31, 2017 and 2016.
The following is the computation of loss per common share for the years ended December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
Net loss	$(12,039)	$(16,941)
Weighted-average basic and diluted common shares outstanding	10,119,569	113,418
Loss per share - basic and diluted	$(1.19)	$(149.37)

The outstanding securities presented below were excluded from the calculation of net loss per common share, because such securities would have been anti-dilutive due to the Company’s net loss per share during the periods ending on the dates presented:

	December 31,
	2017	2016
Options to purchase common stock	3,672,620	3,089,352
Warrants to purchase common stock	413,320	—